Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Nature of Business

Note 1 – Nature of Business

Foundation Healthcare, Inc. (the “Company”) is organized under the laws of the state of Oklahoma and owns controlling and noncontrolling interests in surgical hospitals located in Texas. The Company also owns noncontrolling interests in ambulatory surgery centers (“ASCs”) located in Texas, Oklahoma, Pennsylvania, New Jersey, Maryland and Ohio. Additionally, the Company provides sleep testing management services to various rural hospitals in Iowa, Minnesota, Missouri, Nebraska and South Dakota under management contracts with the hospitals. The Company provides management services to a majority of the facilities that it has noncontrolling interests (referred to as “Affiliates”) under the terms of various management agreements.

Note 1 – Nature of Business

Foundation Healthcare, Inc. (the “Company”) is organized under the laws of the state of Oklahoma and owns controlling and noncontrolling interests in surgical hospitals located in Texas. The Company also owns noncontrolling interests in ambulatory surgery centers (“ASCs”) located in Texas, Oklahoma, Pennsylvania, New Jersey, Maryland and Ohio. Additionally, the Company provides sleep testing management services to various rural hospitals in Iowa, Minnesota, Missouri, Nebraska and South Dakota under management contracts with the hospitals. The Company provides management services to a majority of the facilities that it has noncontrolling interests (referred to as “Affiliates”) under the terms of various management agreements.